Rights-to-Use Lease Assets, Net	12 Months Ended
Dec. 31, 2020
Rights-to-use Lease Assets Net
Rights-to-Use Lease Assets, Net
8.	RIGHTS-TO-USE LEASE ASSETS, NET

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 4.75% is the weighted average discount rate for the lease that began in 2018. The rental expense for the years ended December 31, 2020, 2019 and 2018 was $275,047, $274,864 and $74,997, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals. The Company had lease commitment of $874,799 as of December 31, 2020, of which $304,432 was within one year.

Rights-to-use lease assets, net consisted of the following:

	December 31,	December 31,
	2020	2019
Leased properties under operating lease	$1,292,677	1,210,493
Less: accumulated amortization	(541,255)	(275,738)
Right-to-use asset, net	$751,422	934,755

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $269,026, $246,606 and $37,721 for the year ended December 31, 2020, 2019 and 2018, respectively. The weighted-average remaining lease term is 2.78 years at December 31, 2020.

Future lease commitments

2021	$304,432
2022	$311,192
2023	$259,175
Total Lease Payments	$874,799
Less: imputed interest	$(56,772)
Less: prepayments	$-
Present value of lease liabilities	$818,027
Current portion of obligations under operating leases	$272,148
Obligations under operating leases, non-current	$545,879

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was $6,021, $23,996 and $34,327 for the years ended December 31, 2020, 2019 and 2018, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2021	$258,747
2022	271,707
2023	220,968
Total	$751,422